Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference share, shares issued
Preference share, shares outstanding
Class A Ordinary Shares
Ordinary shares, subject to possible redemption shares	751,837	751,837	4,537,829
Ordinary shares subject to possible redemption per share (in Dollars per share)	$ 12.16	$ 12	$ 11.12
Ordinary shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	510,000	510,000	510,000
Ordinary shares, shares outstanding	510,000	510,000	510,000
Class B Ordinary Shares
Ordinary shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	2,062,500	2,062,500	2,062,500
Ordinary shares, shares outstanding	2,062,500	2,062,500	2,062,500